Supplement, dated June 28, 2005 to the Class I Prospectus, dated May 2, 2005 of
                 Seligman LaSalle Real Estate Fund Series, Inc.,
                                on behalf of its:
               Seligman LaSalle Monthly Dividend Real Estate Fund
                                  (the "Fund")

The following supersedes and replaces information that follows the first paragraph on page 4 of the Fund's Prospectus:

Shareholder Fees (fees paid directly from your investment)                          Class I
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases                                              none
---------------------------------------------------------------------------------------------
    Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions             none

---------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------------
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------
Management Fees                                                                      0.90%
---------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              none
---------------------------------------------------------------------------------------------
Other Expenses(2)                                                                    1.54%
---------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                              2.44%
---------------------------------------------------------------------------------------------

----------

(1)   Less: Reimbursement Expense                                                     1.09%
---------------------------------------------------------------------------------------------
         Net Operating Expenses                                                       1.35%
---------------------------------------------------------------------------------------------

(2) Effective May 1, 2005, Seligman has contractually agreed to waive its management fee and/or reimburse the Fund's "Other Expenses" (i.e., those expenses other than management fees, 12b-1 fees and extraordinary expenses) to the extent such expenses exceed 0.45% per annum of the Fund's average daily net assets. This undertaking will remain in effect until December 31, 2006.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses shown above from May 1, 2005 through December 31, 2006 (which reflect the contractual expense reimbursement described above through December 31, 2006) and (ii) for all other periods, the Fund's total annual operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year       3 Years      5 Years        10 Years
----------------------------------------------------------------------------
Class I                $137         $583         $1,155         $2,718
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